Other equity - Summary of Capital Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure Of Detailed Information About Capital Reserve Of Equity [Line Items]
Beginning balance	₨ 64,745		₨ 78,848	₨ 81,844
Acquisition of non-controlling interest	(9,865)		(1,544)	(643)
Ending balance	126,373	$ 1,666	64,745	78,848
Capital reserve
Disclosure Of Detailed Information About Capital Reserve Of Equity [Line Items]
Beginning balance	49		(29)	114
Acquisition of non-controlling interest	(5,618)		78	(143)
Gain on acquisition of non-controlling interest			78
Recognition of non-controlling interests pursuant to the Transaction	(5)
Allocation of other equity to non controlling interest	1
Ending balance	₨ (5,573)	$ (73)	₨ 49	₨ (29)